SCHEDULE OF INCOME TAX BENEFIT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current	$ 374
Deferred	5,490	3,359
Total	5,864	3,359
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Current
Deferred	5,597	1,967
State [member]
IfrsStatementLineItems [Line Items]
Current	374
Deferred	$ (107)	$ 1,392